Expense Example {- Templeton Growth VIP Fund} - FTVIP Class 4-61 - Templeton Growth VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 128
3 years	400
5 years	692
10 years	$ 1,523